AMOUNT DUE FROM RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Amount Due From Related Parties
AMOUNT DUE FROM RELATED PARTIES

8. AMOUNT DUE FROM RELATED PARTIES

As of September 30, 2025, the Company has an outstanding amount due from several related companies with a common director and shareholder in an aggregate amount of $64,296, pertaining to loans made to these related parties.

Aforementioned amount is unsecured, interest bearing and payable on demand.

9. AMOUNT DUE FROM/TO RELATED PARTIES

As of December 31, 2024, the Company has an outstanding amount due from a number of related companies with common director and shareholder in aggregate amounted $3,809 pertaining to miscellaneous expenses made by these related parties on behalf of the Company.

As of December 31, 2023, the Company has an outstanding amount due to a number of related companies with common director and shareholder pertaining to miscellaneous expenses made by these related parties on behalf in aggregate amounted $1,000.

Aforementioned amount is unsecured, non-interest bearing and payable on demand.